Commitments and Contingencies - Schedule of Future Minimum Lease Payments Required Under Operating Leases (Details) - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 286	$ 1,303
2023	1,025	1,036
2024	755	755
2025	775	775
2026	775	797
Thereafter	1,455	658
Total	$ 5,071	$ 5,324